Stockholders' Equity (Details) - USD ($) $ / shares in Units, $ in Millions					1 Months Ended					5 Months Ended	12 Months Ended
	Apr. 06, 2021	Feb. 06, 2021	Feb. 04, 2021	Jan. 10, 2020	Jan. 28, 2021	Jul. 31, 2020	Jun. 30, 2020	Feb. 29, 2020	Jan. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Apr. 09, 2021	Nov. 18, 2020	Dec. 31, 2019
Stockholders' Equity (Details) [Line Items]
Preferred stock, designated shares			1,000,000							1,000,000
Preferred stock, par value (in Dollars per share)			$ 0.0001							$ 0.0001
Voting rights, description			Holders are entitled to one vote for each share of Class B common stock.
Converted basis, percentage		20.00%								20.00%
Gross proceeds (in Dollars)												$ 552.0
Stock price (in Dollars per share)			$ 10
Aggregate gross proceeds		60.00%
Percentage of market value		115.00%
Issued price (in Dollars per share)		$ 18
Redemption of warrants price per shares (in Dollars per share)		$ 10
Warrant term		5 years
Subsequent Event [Member]
Stockholders' Equity (Details) [Line Items]
Reverse stock split, description	the Company effected a 1:1.2 stock split of the Class B common stock, resulting in an aggregate of 13,800,000 shares of Class B common stock outstanding (see Note 8). All shares and the associated amounts have been retroactively restated to reflect the aforementioned stock split. Of the 13,800,000 shares of Class B common stock, an aggregate of up to 1,800,000 shares are subject to forfeiture to the Company for no consideration to the extent that the underwriters’ over-allotment option is not exercised in full or in part, so that the initial stockholders will collectively own 20% of the Company’s issued and outstanding common stock after the Proposed Public Offering.
Business Combination [Member]
Stockholders' Equity (Details) [Line Items]
Initial Business Combination price (in Dollars per share)		$ 9.2
EQRx, INC. [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized										620,000,000	605,000,000			75,000,000
Common stock, par value (in Dollars per share)										$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares issued										77,544,737	73,794,737			56,357,500
Common stock, shares outstanding										39,461,127	32,418,943			20,500,000
Net proceeds (in Dollars)											$ 60.0
Per share price											5.4838
Outstanding holders, percentage											55.00%
Class A Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized			380,000,000							380,000,000
Common stock, par value (in Dollars per share)			$ 0.0001							$ 0.0001
Common stock, shares issued										8,478,548
Common stock, shares outstanding										8,478,548
Shares subject to possible redemption										46,721,452
Purchase price (in Dollars per share)		10
Stock price (in Dollars per share)		11.5	$ 11.5							$ 11.5
Issued price (in Dollars per share)		18
Redemption of warrants price per shares (in Dollars per share)		$ 10
Percentage of higher market value		180.00%
Warrants, description										Redemption of warrants when the price per share of Class A common stock equals or exceeds $18.00.Once the warrants become exercisable, the Company may redeem the outstanding warrants (except as described herein with respect to the Private Placement Warrants):• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption to each warrant holder (the “30-day redemption period”); and• if, and only if, the closing price of the Class A common stock equals or exceeds $18.00 per share (as adjusted) for any 20 trading days within a 30-trading day period ending three business days before the Company sends to the notice of redemption to the warrant holders.
Class A Common Stock [Member] | Business Combination [Member]
Stockholders' Equity (Details) [Line Items]
Initial Business Combination price (in Dollars per share)		$ 9.2
Class B Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized			20,000,000							20,000,000
Common stock, par value (in Dollars per share)			$ 0.0001							$ 0.0001
Common stock, shares issued			13,800,000							13,800,000
Common stock, shares outstanding			13,800,000							13,800,000
Voting rights, description										Holders are entitled to one vote for each share of Class B common stock.
Common stock, shares issued			11,500,000
Common stock, shares outstanding			11,500,000
Series A Preferred Stock [Member] | EQRx, INC. [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, designated shares										262,070,014	262,070,014			0
Preferred stock, par value (in Dollars per share)				$ 0.0001						$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares issued											453,543,080
Purchase agreement, description				the Company entered into a Series A Preferred Stock Purchase Agreement (“Series A Purchase Agreement”), pursuant to which it could raise up to approximately $218.0 million through the issuance of up to 234,257,469 Series A shares, excluding the issuance of shares of Series A upon conversion of the October 2019 Notes, par value $0.0001 per share, for $0.9306 per share (“Series A Original Issue Price”)							(i) 55% of the holders then-outstanding, or (ii) the Company on or after June 1, 2020 (the “Second Closing”). The Company provided notice to investors that it would like to close the Second Closing in September 2020. Upon completion of the Second Closing, the Company issued the additional 107,994,846 shares of Series A at the Series A Original Issue Price.
Sale of stock						126,262,623	126,262,623	126,262,623	126,262,623
Gross proceeds (in Dollars)						$ 117.5	$ 117.5	$ 117.5	$ 117.5
Additional purchase of shares											107,994,846
Gross proceeds (in Dollars)											$ 100.5
Conversion price (in Dollars per share)											$ 0.9306
Common stock, shares issued						27,812,545	27,812,545	27,812,545	27,812,545
Stock price (in Dollars per share)				$ 0.9306
Series B Preferred Stock [Member] | EQRx, INC. [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, designated shares										207,885,043	191,473,066			0
Preferred stock, par value (in Dollars per share)										$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares issued													98,654,203
Additional purchase of shares											191,473,066
Gross proceeds (in Dollars)											$ 497.0
Purchase price (in Dollars per share)													$ 2.7419
Aggregates of shares											181,261,150
Conversion price (in Dollars per share)											$ 2.7419
Per share price											2.7419
Outstanding holders, percentage											55.00%
Series B Purchase Agreement [Member] | EQRx, INC. [Member]
Stockholders' Equity (Details) [Line Items]
Purchase agreement, description					the Company further amended the Series B Purchase Agreement to increase the number of shares of Series B that could be issued under the agreement from 191,473,066 to 207,885,043. Subsequent to December 31, 2020, the Company issued a total of 26,133,332 additional shares of Series B at the Series B Original Issued Price for aggregate proceeds of $71.7 million.
Aggregates of shares											191,473,066
Exercise price 18.00 [Member]
Stockholders' Equity (Details) [Line Items]
Warrants, description		Redemption of warrants when the price per share of Class A common stock equals or exceeds $18.00.Once the warrants become exercisable, the Company may redeem the outstanding warrants (except as described herein with respect to the Private Placement Warrants):• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption to each warrant holder (the “30-day redemption period”); and• if, and only if, the closing price of the Class A common stock equals or exceeds $18.00 per share (as adjusted) for any 20 trading days within a 30-trading day period ending three business days before the Company sends to the notice of redemption to the warrant holders
Exercise price 10.00 [Member]
Stockholders' Equity (Details) [Line Items]
Warrants, description		Redemption of warrants when the price per share of Class A common stock equals or exceeds $10.00.• in whole and not in part;• at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares, based on the redemption date and the “fair market value” (as defined below) of the Company’s Class A common stock except as otherwise described below;• if, and only if, the closing price of the Company’s Class A common stock equals or exceeds $10.00 per public share (as adjusted) for any 20 trading days within the 30-trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders; and• if the closing price of the Class A common stock for any 20 trading days within a 30-trading day period ending three trading days before the Company sends notice of redemption to the warrant holders is less than $18.00 per share (as adjusted), the Private Placement Warrants must also be concurrently called for redemption on the same terms as the outstanding public warrants, as described above.